OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated April 26, 2023 to the
Prospectus dated March 1, 2023

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2023.

Effective immediately, Mr. Tcherepachenets will no longer serve as a member of the Bessemer Investment Management LLC (the “Adviser”) portfolio management team responsible for the Fund. Mses. Nancy Sheft and Andrea Tulcin and Messrs. Edward N. Aw and Michael Morrisroe will continue to serve as portfolio managers of the Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information regarding Mr. Konstantin Tcherepachenets are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0423	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated April 26, 2023 to the
Statement of Additional Information (“SAI”) dated March 1, 2023

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2023.

Effective immediately, Mr. Tcherepachenets will no longer serve as a member of the Bessemer Investment Management LLC (the “Adviser”) portfolio management team responsible for the Fund. Mses. Nancy Sheft and Andrea Tulcin and Messrs. Edward N. Aw and Michael Morrisroe will continue to serve as portfolio managers of the Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information regarding Mr. Konstantin Tcherepachenets are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE